Goodwill (Details) - Schedule of Carrying Amount of Goodwill - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Goodwill (Details) - Schedule of Carrying Amount of Goodwill [Line Items]
Starting balance	$ 158,699	$ 146,803
Business combinations	9,410	22,327
Measurement period adjustments		(1,078)
Foreign currency translation adjustments	(2,044)	(9,353)
Ending balance	166,065	158,699
IT professional services [Member]
Goodwill (Details) - Schedule of Carrying Amount of Goodwill [Line Items]
Starting balance	89,997	75,603
Business combinations	9,410	19,622
Measurement period adjustments		(902)
Foreign currency translation adjustments	(959)	(4,326)
Ending balance	98,448	89,997
Software services [Member]
Goodwill (Details) - Schedule of Carrying Amount of Goodwill [Line Items]
Starting balance	68,702	71,200
Business combinations		2,705
Measurement period adjustments		(176)
Foreign currency translation adjustments	(1,085)	(5,027)
Ending balance	$ 67,617	$ 68,702